Inventories - Continuity of Obsolescence Reserve for Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Beginning balance	$ 3,557	$ 4,680	$ 5,086
Additional charges	1,214	1,304	2,462
Deductions	(2,257)	(2,427)	(2,868)
Ending balance	$ 2,514	$ 3,557	$ 4,680